Long-term obligation - Additional information (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2019	Nov. 30, 2019	Nov. 30, 2018	Jun. 30, 2020	May 29, 2018	Dec. 01, 2017
Disclosure of detailed information about Long-Term Obligation [Line Items]
Long-term obligation noncurrent		$ 4,570				$ 3,524
Revenue estimate		63,216	$ 45,217
Milestone One
Disclosure of detailed information about Long-Term Obligation [Line Items]
Initial milestone payments payable aggregate annual installments		7,000
2013 Termination agreement
Disclosure of detailed information about Long-Term Obligation [Line Items]
Long term obligation					$ 3,850
Contractual obligations	$ 4,000
Difference of settlement and carrying value	286
Long-term obligation noncurrent	$ 3,564
Taimed Agreement | Milestone One
Disclosure of detailed information about Long-Term Obligation [Line Items]
Revenue estimate		20,000
Taimed Agreement | Milestone One | Commercialization Rights Trogarzo North America [Member]
Disclosure of detailed information about Long-Term Obligation [Line Items]
Milestone amount payable		6,765
Taimed Agreement | Milestone One | Scenario Forecast One
Disclosure of detailed information about Long-Term Obligation [Line Items]
Initial milestone payments payable aggregate annual installments		7,000
Initial milestone periodic payment instalment		3,500
Initial milestone periodic payment instalment				$ 3,500
Taimed Agreement | Launch Milestone One | Commercialization Rights Trogarzo North America [Member]
Disclosure of detailed information about Long-Term Obligation [Line Items]
Milestone amount payable undiscounted		5,000
Milestone amount payable		$ 4,557